Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024 USD ($) Transactions	Jun. 30, 2023 USD ($) Transactions	Jun. 30, 2024 USD ($) Transactions	Jun. 30, 2023 USD ($) Transactions
Disclosure of detailed information about business combination [line items]
Businesses acquired | Transactions		0	0	2	1
Investments in businesses | Transactions		2	4	4	5
Asset acquisitions | Transactions		1	0	1	0
Total number of transactions | Transactions		3	4	7	6
Business Acquired		$ 19	$ 33	$ 455	$ 523
Contingent consideration payments [member]
Disclosure of detailed information about business combination [line items]
Business Acquired		1	0	5	0
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	[1]	0	0	450	513
Business combinations [member] | Cash acquired [member]
Disclosure of detailed information about business combination [line items]
Business Acquired		0	0	(24)	(25)
Business combinations [member] | Businesses acquired, net of cash [member]
Disclosure of detailed information about business combination [line items]
Business Acquired		0	0	426	488
Asset acquisition [member]
Disclosure of detailed information about business combination [line items]
Business Acquired		15	0	15	0
Investments in businesses [member]
Disclosure of detailed information about business combination [line items]
Business Acquired		$ 3	$ 33	$ 9	$ 35

[1]	In the three months ended June 30, 2024, the Company purchased the remaining shares of Pagero from non-controlling interests.